Derivatives Derivatives, Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Abstract]
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	$ 8.3	$ 12.8
Collateral for derivative instruments with credit-risk-related contingent features	7.1	8.9
Additional collateral for derivative instruments with credit-risk-related contingent features	$ 1.2	$ 4.0